Document and Entity Information	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Entity Registrant Name	BOYD GAMING CORP
Entity Central Index Key	0000906553
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes